MONARCH FUNDS

INVESTOR SHARES
Treasury Cash Fund
Government Cash Fund
Cash Fund

Supplement Dated August 1, 2000 to
Prospectus Dated January 1, 2000
as amended January 8, 2000

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The following  charts replace in their entirety those included under the section entitled "Performance" on page 4 of the Prospectus.


TREASURY CASH FUND

[EDGAR Representation of bar chart]

1996    4.60%
1997    4.65%
1998    4.57%
1999    4.17%

Best Quarter:         1.18% (quarter ended 12/31/97)

Worst Quarter:        0.95% (quarter ended 3/31/99)

GOVERNMENT CASH FUND

[EDGAR Representation of bar chart]

1993    3.24%
1994    4.29%
1995    6.01%
1996    5.44%
1997    5.56%
1998    5.49%
1999    5.06%

Best Quarter:         1.51% (quarter ended 6/30/95)

Worst Quarter:        0.78% (quarter ended 3/31/94)

CASH FUND

[EDGAR Representation of bar chart]

1996    4.78%
1997    4.90%
1998    4.87%
1999    4.49%

Best Quarter:         1.24% (quarter ended 12/31/97)

Worst Quarter:        1.03% (quarter ended 6/30/99)